Annual Fund Operating Expenses - R5 R6 Shares - JPMorgan Hedged Equity Fund	Nov. 01, 2021
Class R5
Operating Expenses:
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.20%
Service Fees	0.10%
Remainder of Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.45%
Class R6
Operating Expenses:
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.09%
Service Fees	none
Remainder of Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.34%